Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2025
Transactions with directors and key management
Schedule of banking relationships with key management of the entity

	At 31 December
	2025	2024
	£000	£000
Loans to customers - amortised cost	2,631	3,538
Customer deposits	52,378	39,431